Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Balanced II
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Balanced II:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total annual fund operating expenses[1,2]	0.66%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$67	$211	$368	$822
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Government Money Market
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Government Money Market:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.25%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses[1,2]	0.40%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.48% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.30% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$41	$128	$224	$505
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica High Quality Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica High Quality Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses[1,2]	0.48%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$49	$154	$269	$604
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica High Yield Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica High Yield Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.57%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses[1,2]	0.63%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.60% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$64	$202	$351	$786
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Inflation-Protected Securities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Inflation-Protected Securities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.14%
Total annual fund operating expenses[1,2]	0.52%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.53% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$53	$167	$291	$653
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Intermediate Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Intermediate Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total annual fund operating expenses[1,2]	0.42%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$43	$135	$235	$530
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica International Equity
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica International Equity:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.71%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses[1,2]	0.79%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$81	$252	$439	$978
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Large Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Large Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses[1,2]	0.72%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.65% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$74	$230	$401	$894
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Large Value Opportunities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Large Value Opportunities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees[1]	0.44%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual fund operating expenses[2,3]	0.53%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$54	$170	$296	$665
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Mid Cap Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Mid Cap Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.87%
Fee waiver and/or expense reimbursement[1]	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.85%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.75% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$87	$276	$480	$1,071
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Mid Cap Value Opportunities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Mid Cap Value Opportunities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses[1,2]	0.76%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.70% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$78	$243	$422	$942
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Core
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Core:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.83%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	0.98%
Fee waiver and/or expense reimbursement[1]	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.95%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$97	$309	$539	$1,199
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.87%
Distribution and service (12b-1) fees	None
Other expenses	0.20%
Total annual fund operating expenses	1.07%
Fee waiver and/or expense reimbursement[1]	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.00%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$102	$333	$583	$1,299
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Value
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Value:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses[1,2]	0.94%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$96	$300	$520	$1,155
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Balanced II
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Balanced II:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total annual fund operating expenses[1,2]	0.66%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$67	$211	$368	$822
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Balanced II | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	$ 822
Transamerica Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Government Money Market
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Government Money Market:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.25%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses[1,2]	0.40%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.48% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.30% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$41	$128	$224	$505
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Government Money Market | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	$ 505
Transamerica High Quality Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica High Quality Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica High Quality Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses[1,2]	0.48%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$49	$154	$269	$604
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica High Quality Bond | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%	[2],[4]
1 year	rr_ExpenseExampleYear01	$ 49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	$ 604
Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica High Yield Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica High Yield Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.57%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses[1,2]	0.63%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.60% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$64	$202	$351	$786
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica High Yield Bond | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[2],[5]
1 year	rr_ExpenseExampleYear01	$ 64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	$ 786
Transamerica Inflation-Protected Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Inflation-Protected Securities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Inflation-Protected Securities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.14%
Total annual fund operating expenses[1,2]	0.52%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.53% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$53	$167	$291	$653
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Inflation-Protected Securities | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[2],[6]
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	$ 653
Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Intermediate Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Intermediate Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total annual fund operating expenses[1,2]	0.42%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$43	$135	$235	$530
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Intermediate Bond | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%	[2],[7]
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	235
10 years	rr_ExpenseExampleYear10	$ 530
Transamerica International Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica International Equity
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica International Equity:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.71%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses[1,2]	0.79%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$81	$252	$439	$978
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica International Equity | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[2],[8]
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	$ 978
Transamerica Large Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Large Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Large Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses[1,2]	0.72%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.65% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$74	$230	$401	$894
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Large Growth | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[2],[9]
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	$ 894
Transamerica Large Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Large Value Opportunities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Large Value Opportunities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees[1]	0.44%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual fund operating expenses[2,3]	0.53%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$54	$170	$296	$665
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
Transamerica Large Value Opportunities | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.44%	[10]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%	[2],[11]
1 year	rr_ExpenseExampleYear01	$ 54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	$ 665
Transamerica Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Mid Cap Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Mid Cap Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.87%
Fee waiver and/or expense reimbursement[1]	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.85%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.75% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$87	$276	$480	$1,071
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Mid Cap Growth | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[2],[12]
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	276
5 years	rr_ExpenseExampleYear05	480
10 years	rr_ExpenseExampleYear10	$ 1,071
Transamerica Mid Cap Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Mid Cap Value Opportunities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Mid Cap Value Opportunities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses[1,2]	0.76%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.70% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$78	$243	$422	$942
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Mid Cap Value Opportunities | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[2],[13]
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	$ 942
Transamerica Small Cap Core
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Core
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Core:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.83%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	0.98%
Fee waiver and/or expense reimbursement[1]	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.95%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$97	$309	$539	$1,199
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Small Cap Core | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[14]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2],[14]
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	539
10 years	rr_ExpenseExampleYear10	$ 1,199
Transamerica Small Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.87%
Distribution and service (12b-1) fees	None
Other expenses	0.20%
Total annual fund operating expenses	1.07%
Fee waiver and/or expense reimbursement[1]	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.00%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$102	$333	$583	$1,299
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Small Cap Growth | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[8]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[2],[8]
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	333
5 years	rr_ExpenseExampleYear05	583
10 years	rr_ExpenseExampleYear10	$ 1,299
Transamerica Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Value
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Value:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses[1,2]	0.94%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$96	$300	$520	$1,155
* * *
Investors Should Retain this Supplement for Future Reference

		November 1, 2018
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Small Cap Value | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[2],[14]
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	$ 1,155

[1]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
[3]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.48% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.30% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[4]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[5]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.60% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[6]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.53% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[7]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[8]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[9]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.65% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[10]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[11]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[12]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.75% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[13]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.70% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[14]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.